5. Property and Equipment, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Less Accumulated Depreciation	$ (72,930)		$ (132,129)
Property and Equipment, Net	166,773		32,420	$ 78,748
Depreciation expense	46,501	$ 37,774	50,484	$ 13,730
Furniture and Fixtures [Member]
Property and equipment gross	12,385		12,385
Computer Equipment [Member]
Property and equipment gross	34,678		36,649
Leasehold Improvements [Member]
Property and equipment gross	176,903		99,778
Software [Member]
Property and equipment gross	$ 15,737		$ 15,737